OPERATING LEASE (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Text Block [Abstract]
Schedule of Recognized Operating Lease Liabilities

The balance of right-of-use assets and operating lease liabilities are as follow:

	December 31, 2025	December 31, 2024
Operating lease Right-of-use assets	$86,914	$-

Operating lease liabilities, current	$51,922	$-
Operating lease liabilities, non-current	52,992	-
Total operating lease liabilities	$104,914	$-
	For the years Ended December 31,
	2025	2024

Weighted-average remaining lease term of operating leases	2.52years	-

Weighted-average discount rate of operating leases	3.25%	-

Schedule of Maturity of Our Operating Lease Liabilities

The following table summarizes the maturity of the operating lease liabilities as of December 31, 2025

Operating
Leases
Year of 2026	$54,000
Year of 2027	36,000
Year of 2028	18,000
Total lease payments	$108,000
Less: imputed interest	3,086
Present value of operating lease liabilities	$104,914
Less: current obligation	51,922
Long-term obligation on December 31, 2025	$52,992